S-K 1603(a) SPAC Sponsor	Oct. 17, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	our sponsor is permitted to undertake any activities permitted under the LLC Act and other applicable law, our sponsor’s business is focused on investing in our company. Jide J. Zeitlin, our Chairman and Chief Executive Officer, is the manager of our sponsor and has voting and investment discretion with respect to the securities of our company held by our sponsor. Each member of our management team has received for their services as directors or officers, as applicable, an indirect interest in 100,000 founder shares through membership interests in our sponsor. Additionally, certain accredited investors with whom Mr. Zeitlin has pre-existing business relationships have indirect interests in an aggregate of 125,000 founder shares through membership interests in our sponsor. As of the date of this prospectus, no other person has a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in the management of our company’s activities.
SPAC Sponsor Name	Jide J. Zeitlin